Summary of material accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of material accounting policies

2. Summary of material accounting policies

2.1 Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis. Unless otherwise stated, the consolidated financial statements are presented in euro and all values are rounded to the nearest EUR (€), except per share amounts.

Certain personnel, consulting, and facility related costs previously reported under General and Administrative expenses were determined to be more appropriately classified as Research and Development expenses. The Company reclassified approximately €4.6 million from General and Administrative expenses to Research and Development expenses for the year ended December 31, 2025. This reclassification had no impact on the total operating expenses, net loss, or loss per share.

2.2 Going concern

Management assessed the Company’s ability to fund its operations for a period of at least 12 months after the date of signing these financial statements. Management has not identified significant going concern risks. The financial statements of the Company have been prepared on the basis of the going concern assumption based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of Pharvaris’ business plan and budget.

2.3 Basis of consolidation

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases. Intra-group balances and transactions are eliminated in the consolidation.

2.4 Segment reporting

Operating segments are identified based on whether the allocation of resources and/ or the assessment of performance of a particular component of Group’s activities are regularly reviewed as a separate operating segment by the Executive Committee which serves as the Chief Operating Decision Maker ("CODM"). By these criteria, the activities of Pharvaris are considered to be one segment which comprises the discovery, development and commercialization of oral bradykinin B2 receptor antagonists and the segmental analysis is the same as the analysis for Pharvaris as a whole. The CODM reviews the consolidated operating results regularly to make decisions about the resources and to assess overall performance.

2.5 Foreign currencies

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates. The Group’s consolidated financial statements are presented in Euro, which is also the functional currency of Pharvaris N.V.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Upon consolidation, the assets and liabilities of foreign operations are translated into Euro at the rate of exchange prevailing at the reporting date and their statements of operations are translated at the average exchange rate of the fiscal period. The exchange differences arising on translation for consolidation are recognized directly in other comprehensive income.

2.6 Notes to the cash flow statement

The cash flow statement has been prepared using the indirect method. The cash and cash equivalents disclosed in the cash flow statement comprises of cash at bank and money market funds.

2.7 Property, Plant and Equipment

Property, plant and equipment comprises office equipment. Property, plant and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.

Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

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Office equipment 3-5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is larger than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with the carrying amount and are recognized in the consolidated statements of loss and comprehensive loss.

2.8 Financial instruments Recognition and measurement

Financial assets

Initial recognition and measurement

Financial assets are initially measured at fair value plus or minus, for an item not at fair value through profit or loss ("FVTPL") transaction costs that are directly attributable to its acquisition or issue. After the initial measurement, the gains and losses are either recognized in profit and loss, or recognized in other comprehensive income.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Financial assets are included in Group’s consolidated statements of financial position when Pharvaris becomes a party to the contractual provisions of the instrument.

Transaction costs of equity transactions are either accounted for as a deduction from equity, but only to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided, or are deferred on the balance sheet until the equity instrument is recognized. The costs of an equity transaction that is abandoned are recognized as an expense.

Subsequent measurement

Financial assets are subsequently measured at amortized cost. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statements of loss and comprehensive loss when the asset is derecognized, modified or impaired.

For the year ended December 31, 2025, the Group had the following financial assets to be measured at amortized cost:

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Cash and cash equivalents
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Receivables

Derecognition

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and where the Group has transferred substantially all risks and rewards of ownership.

Financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade payables and accrued liabilities.

Subsequent measurement

After initial recognition, trade payables and accrued liabilities are subsequently measured at amortized cost. Gains and losses are recognized in the consolidated statements of loss and comprehensive loss.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or is expired.

2.9 Receivables

Receivables are recognized initially at fair value and subsequently measured at amortized cost. If payment of the receivable is postponed under an extended payment deadline, fair value is measured on the basis of the discounted value of the expected payments. When a receivable is uncollectible, it is written off against the allowance account for receivables.

2.10 Cash and cash equivalents

Cash and cash equivalents comprise bank balances and money market funds.

2.11 Equity

The Group classifies an instrument, or its component parts, on initial recognition as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

An instrument is classified as a financial liability when it is either (i) a contractual obligation to deliver cash or another financial asset to another entity or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group; or (ii) a contract that will or may be settled in the Group’s own equity instruments and is a non-derivative for which the Group is or may be obliged to deliver a variable number of the Group’s own equity instruments or a derivative that will or may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments. An equity instrument is defined as any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. An instrument is an equity instrument only if the issuer has an unconditional right to avoid settlement in cash or another financial asset.

Ordinary shares

Ordinary shares are classified as equity.

Warrants

Pre-funded warrants are classified as equity and are largely paid upfront. The pre-funded warrants can be converted into ordinary shares upon exercise of the warrant, which requires payment of a nominal exercise price to the Company at the time of exercise.

2.12 Trade and other payables

Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers.

Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer).

If not, they are presented as non-current liabilities.

2.13 IFRS 16 Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

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leases of low value assets; and
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leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, using the Group’s incremental borrowing rate at commencement of the lease.

On initial recognition, the carrying value of the lease liability also includes:

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any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of termination option being exercised.

Right of use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for:

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lease payments made at or before commencement of the lease;
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initial direct costs incurred; and
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the amount of any provision recognized where the Group is contractually required to dismantle, remove or restore the leased asset.

Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease.

When the Group revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the payments to be made over the revised term, which are discounted using an updated discount rate.

2.14 Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax effects are recognized in the consolidated statements of loss and comprehensive loss.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available or tax planning opportunities are available to the Company that will create taxable profit in appropriate periods against which the temporary differences and/or tax losses carried forward can be utilized. IAS 12 states that it is ‘probable’ that there will be sufficient taxable profit if a deductible temporary difference can be offset against a taxable temporary difference (deferred tax liability) relating to the same tax authority and the same taxable entity which will reverse in the same period as the asset, or in a period into which a loss arising from the asset may be carried back or forward.

In allocating the recognition and derecognition of DTAs on losses carried forward within a jurisdiction between equity and profit or loss

(considering backward tracing), it is the Company’s accounting policy to use a so-called vertical approach instead of a horizontal one to offset results of the current year with carry forward losses of previous years. That means the carry forward losses initially accounted for in profit or loss (equity) are used to offset current year gains accounted for in profit or loss (equity) first insofar available. Any remaining gains accounted for in profit or loss (equity) are offset with losses accounted for in equity (profit or loss) of the same year, and carry forward losses initially accounted for in equity (profit or loss).

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. Deferred tax balances are not discounted.

2.15 Share-based payment

The Company operates an equity-settled share-based compensation plan, under which it receives services as consideration for equity instruments (options or restricted stock units) of the Company. The fair value of these equity instruments granted in exchange for the services received from the participants is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options or restricted stock units granted.

Service vesting condition and non-market performance vesting conditions are included in the assumptions about the number of equity instruments that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. The Group recognizes the impact of the revision to previous estimates, if any, in the consolidated statements of loss and comprehensive loss, with a corresponding adjustment to equity. The tax effect of issued restricted stock units is debited to accumulated losses when net settlement is used in order to satisfy the Company’s tax withholding obligations.

2.16 Expenses

Research and development expenses

Research activities undertaken with the prospect of gaining new scientific knowledge and understanding are expensed as incurred. Development expenses are capitalized only if the cost involved can be measured reliably, the product or process under development is technically feasible, future economic benefits are probable and the Group has the intention and resources to complete development and use or sell it. Due to the regulatory environment and other types of uncertainty, management has determined that the criteria for capitalizing development costs to intangible assets, as set out in IAS 38, have not been met and therefore the Group has not capitalized any development expenses in 2025 or 2024. See Note 3 for information relating to research and development expenses incurred in the reporting period.

At each balance sheet date, the Group estimates the level of services performed by the vendors and the associated cost incurred for the services performed.

General and administrative expenses

Expenses are recognized in the Group’s consolidated statements of loss and comprehensive loss as expenses when incurred.

Personnel expenses

Wages and salaries, social security contributions, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employees provide the associated services.

The group’s pension plans are classified as defined contribution plans, and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the consolidated statements of loss and comprehensive loss in the period in which they are incurred, and outstanding contributions are included in other payables.

2.17 New and amended standards and interpretations

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

On September 22, 2022, the IASB issued amendments to IFRS 16 - Leases. The amendment clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. The amendment is effective for reporting periods beginning on or after January 1, 2024. The amendments do not have a material impact on the Group.

2.18 Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.

The Group intends to adopt these standards, if applicable, when they become effective.

Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

These amendments clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).

The amendment is effective for reporting periods beginning on or after January 1, 2026. The amendments are not expected to have a material impact on the Group.

IFRS 18, Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to the structure of the statement of profit or loss; required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

The amendment is effective for reporting periods beginning on or after January 1, 2027. The amendments are being assessed by the Group.

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

On 31 October 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments are effective for reporting periods beginning on or after 1 January 2024.

On 31 October 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments are effective for reporting periods beginning on or after 1 January 2024.

2.19 Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, income, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

In the process of applying the Group’s accounting policies, management has made various judgements. Those which management has assessed to have the most significant effect on the amounts recognized in the financial statements have been discussed below.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are also described in the individual notes. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Share-based payments

The Group has adopted an equity-settled share-based compensation plan, pursuant to which certain participants are granted the right to acquire ordinary shares of the Company. The grants made under this plan are accounted for in accordance with the policy as stated in Note 2.15. The total amount to be expensed is determined by reference to the fair value of the options or restricted stock units granted. The fair value of the options is measured at the date of grant using the Black-Scholes formula as further explained in Note 18.

The use of the Black-Scholes formula requires use of certain assumptions relating to the expected option life, the volatility of stock price, the determination of an appropriate risk-free interest rate and expected dividends.

Research and development expenses

Research and development expenses are currently not capitalized but are expensed because the criteria for capitalization are not met (Note 2.16 and Note 3). At each balance sheet date, the Group estimates the level of services performed by the vendors and the associated costs incurred for the services performed. Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.